DISCONTINUED OPERATIONS - Additional Information (Details)	12 Months Ended
Feb. 02, 2018
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transition services term	1 year